CERTIFICATE

      The  undersigned, Controller of SMITH BARNEY PREMIUM
TOTAL RETURN FUND, (the "Fund"), hereby certifies that the
Fund has received full payment, in accordance with the provisions of its Prospectus, for 17,139,034 shares of common stock, par value $0.001 per share, the sales of which are reported in the Fund's Rule 24f-2 Notice covering the fiscal year ended December 31, 1996 and that the facts otherwise stated in such Notice are true.


                                   Thomas M. Reynolds
                                   Controller

Dated:         February 25, 1997